Property and Equipment, Net - Summary of Property and Equipment (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and equipment:
Total property and equipment, gross		$ 2,038	$ 5,072
Less: accumulated depreciation		(1,445)	(2,737)
Property and equipment, net	$ 506	593	2,335
Lab Equipment
Property and equipment:
Total property and equipment, gross			2,988
Leasehold Improvements
Property and equipment:
Total property and equipment, gross		1,219	1,219
Electronic Equipment and Software
Property and equipment:
Total property and equipment, gross		408	454
Furniture and Fixtures
Property and equipment:
Total property and equipment, gross		$ 411	$ 411